Property and equipment, net	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Property and equipment, net	Property and equipment, net
Property and equipment, net consist of the following at year-end:

	2022	2021
Land	$134,407	$128,055
Buildings and leasehold improvements	754,940	660,745
Equipment	886,601	750,963
Total cost	1,775,948	1,539,763
Total accumulated depreciation	(919,863)	(796,230)
	$856,085	$743,533
Total depreciation expense for fiscal years 2022, 2021 and 2020 amounted to $107,280, $109,462 and $115,031, respectively.